As filed with the Securities and Exchange Commission on September 25, 1997


                                                      Registration No. 333-29043
                                                               File No. 811-8245
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                 -------------


                                   FORM N-1A
                            REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933              [X]
                         Pre-Effective Amendment No. 3           [X]
                          Post-Effective Amendment No.           [ ]
                                     and/or


                            REGISTRATION STATEMENT
                                   Under the
                         INVESTMENT COMPANY ACT OF 1940          [X]


                                Amendment No. 4                  [X]
                        (Check appropriate box or boxes)


                                 -------------

                          Phoenix Equity Series Fund
               (Exact Name of Registrant as Specified in Charter)
                                 -------------

       101 Munson Street, Greenfield, Massachusetts                01301
     (Address of Principal Executive Offices)                   (Zip Code)

                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)

                                 -------------

                              Thomas N. Steenburg
                     Vice President, Counsel and Secretary
                       Phoenix Duff & Phelps Corporation
                              56 Prospect Street
                       Hartford, Connecticut 06115-0479
                    (name and address of Agent for Service)

                                 -------------

Approximate Date of Proposed Public Offering: It is proposed that this Registration Statement will become effective on September 25, 1997.

Registrant hereby amends this Registration Statement on such date(s) as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date that the Securities and Exchange Commission, acting pursuant to said
Section 8(a), may determine.

Declaration Pursuant to Rule 24f-2: Registrant hereby registers an indefinite number of shares of beneficial interest, $1 par value, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

================================================================================

                           PHOENIX EQUITY SERIES FUND


                   Cross Reference Sheet Pursuant to Rule 495
                        Under the Securities Act of 1993


                                     PART A
                       Information Required in Prospectus



Item Number                                             Prospectus Caption
-----------------------------------------------------   ------------------------------------------------------
 1.     Cover Page  .................................   Cover Page
 2.     Synopsis    .................................   Introduction; Fund Expenses
 3.     Condensed Financial Information  ............   Not Applicable
 4.     General Description of Registrant   .........   Cover Page; Introduction; Investment Objective
                                                        and Policies; Additional Information
 5.     Management of the Funds    ..................   Management of the Funds
 6.     Capital Stock and Other Securities  .........   Dividends, Distributions and Taxes; Net Asset Value;
                                                        How to Buy Shares; Additional Information
 7.     Purchase of Securities Being Offered   ......   How to Buy Shares; Distribution Plans; Net Asset
                                                        Value; Investor Account Services
 8.     Redemption or Repurchase   ..................   How to Redeem Shares
 9.     Pending Legal Proceeding   ..................   Not Applicable

                                     PART B
          Information Required in Statement of Additional Information



Item Number                                                            Statement of Additional Information Caption
--------------------------------------------------------------------   -------------------------------------------------------
10.     Cover Page  ................................................   Cover Page
11.     Table of Contents    .......................................   Table of Contents
12.     General Information and History  ...........................   Cover Page; General Information
13.     Investment Objectives and Policies  ........................   Cover Page; Investment Objectives and
                                                                       Policies; Investment Restrictions
14.     Management of the Funds    .................................   The Investment Advisers; Trustees and Officers; Other
                                                                        Information
15.     Control Persons and Principal Holders of Securities   ......   Not Applicable
16.     Investment Advisory and Other Services    ..................   The Investment Advisers
17.     Brokerage Allocation    ....................................   Portfolio Transactions and Brokerage
18.     Capital Stock and Other Securities  ........................   Net Asset Value; How to Buy Shares
19.     Purchase, Redemption and Pricing of Securities                 How to Buy Shares; Investor Account Services;
        Being Offered  .............................................   Redemption of Shares; Net Asset Value
20.     Tax Status  ................................................   Dividends, Distributions and Taxes
21.     Underwriter    .............................................   The Distributor
22.     Calculations of Performance Data    ........................   Performance Information
23.     Financial Statements    ....................................   Not Applicable



                                EXPLANATORY NOTE

The following pages from Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed electronically on September 23, 1997 are incorporated by reference:

Part A  Prospectus pages 1 through 24
Part B  Statement of Additional Information pages 1 through 23,
        Statement of Assets and Liabilities, Notes to Financial Statements and Independent Auditors' Report

                           PHOENIX EQUITY SERIES FUND


                           PART C--OTHER INFORMATION


Item 24. Financial Statements and Exhibits

     (a) Financial Statements:


         Included in Part A of the Registration Statement:
          Financial Highlights (Not Yet Applicable)

         Included in Part B of the Registration Statement:
          Independent Auditors' Report
          Statement of Assets and Liabilities
          Notes to Financial Statements


     (b) Exhibits:



      1.1     Declaration of Trust of the Registrant filed via EDGAR with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.
      2.      None.
      3.      None.
      4.1     Reference is hereby made to Article IV of Registrant's Declaration of Trust.
      5.1*    Investment Advisory Agreement between Registrant and Duff & Phelps Investment Management Co., Inc. dated September 25,
              1997 filed via EDGAR herewith.
      5.2*    Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated September 25, 1997 filed via EDGAR herewith.
      6.1     Form of Distribution Agreement between Registrant and Phoenix Equity Planning Corporation ("Equity Planning") filed via EDGAR with Pre-Effective Amendment No. 2 on September 23, 1997 and incorporated herein by reference.
      7.      None.
      8.1*    Master Custodian Contract between Registrant and State Street Bank and Trust Company filed via EDGAR herewith.
      9.1     Transfer Agency and Service Agreement between Registrant and Equity Planning Corporation filed via EDGAR with
              Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.
      9.2     Financial Agent Agreement between Registrant and Equity Planning filed via EDGAR with Pre-Effective Amendment No. 1 on
              August 22, 1997 and incorporated herein by reference.
      9.3     First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation filed via
              EDGAR with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.
      9.4     Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation filed via
              EDGAR with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.
      10.     Opinion of Counsel as to legality of the shares filed via EDGAR with Pre-Effective Amendment No. 2 on September 23,
              1997 and incorporated herein by reference.
      11.*    Consent of Independent Accountant filed via EDGAR herewith.
      12.     Not applicable.
      13.     Initial Capital Agreement filed via EDGAR with Pre-Effective Amendment No. 2 on September 23, 1997 and incorporated herein by reference.
      14.     None.
      15.1    Form of Distribution Plan filed via EDGAR with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.
      16.     Schedule for computation of performance information.
      17.     Not yet applicable.
      18.1    Amended and Restated Plan pursuant to Rule 18f-3 filed via EDGAR with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.



                                      C-1



      18.2    First Amendment to the Amended and Restated Plan pursuant to Rule 18f-3 filed via EDGAR herewith.
      19.1    Powers of Attorney for Messrs. Conway, Curtiss, Dalzell-Payne, Morris, Oates and Roth filed via EDGAR with
              Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.
      19.2    Powers of Attorney for Messrs. Keith, Reynolds, Segerson, Blinn, Chesek, Weicker, Jeffries and Pedersen filed via
              EDGAR with Pre-Effective Amendment No. 2 on September 23, 1997 and incorporated herein by reference.



-----------
*Filed Herewith.


Item 25. Persons Controlled by or Under Common Control With Registrant

     No person is controlled by, or under common control, with the Registrant.

Item 26. Number of Holders of Securities

     As of May 30, 1997, the number of record holders of each class of securities of the Registrant was as follows:


                                 Number of        Number of        Number of       Number of
                                  Class A          Class B          Class C         Class M
Title of Fund                 Record-holders   Record-holders   Record-holders   Record-holders
----------------------------- ---------------- ---------------- ---------------- ---------------
  Phoenix Core Equity Fund           0                0                0               0
  Phoenix Growth and Income
   Fund                              0                0                0               0

Item 27. Indemnification

     Please see Article V of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. The Investment Advisory Agreements between the Registrant and its Advisers provide in relevant part that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreements on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment advisers and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

     See "Management of the Funds" in the Prospectus and "The Investment Advisers" in the Statement of Additional Information which is included in this Registration Statement. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (SEC File Nos. 801-14813 (DPIM) and 801-5995 (PIC)) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Distributor

 (a) See "Distribution Plans" and "How to Buy Shares" in the Prospectus and "The Distributor" and "Plans of Distribution" in the Statement of Additional Information, both of which are included in this Registration Statement.


 (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:


  Name and Principal         Positions and Offices        Positions and Offices
   Business Address            with Distributor              with Registrant
-------------------------   --------------------------   -------------------------
Michael E. Haylon           Director                     Executive Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

                                      C-2

  Name and Principal         Positions and Offices        Positions and Offices
   Business Address            with Distributor              with Registrant
-------------------------   --------------------------   -------------------------

Philip R. McLoughlin        Director and President         Trustee and President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

David R. Pepin              Director and                        None
56 Prospect Street          Executive Vice President,
P.O. Box 150480             Mutual Fund Sales
Hartford, CT 06115-0480     and Operations

Leonard J. Saltiel          Managing Director,               Vice President
100 Bright Meadow Blvd.     Operations and Service
P.O. Box 2200
Enfield, CT 06083-2200

Paul A. Atkins              Senior Vice President and           None
56 Prospect Street          Sales Manager
P.O. Box 150480
Hartford, CT 06115-0480

Maris Lambergs              Senior Vice President,              None
100 Bright Meadow Blvd.     Insurance and
P.O. Box 2200               Independent Division
Enfield, CT 06083-2200

William R. Moyer            Senior Vice President,            Vice President
100 Bright Meadow Blvd.     and Chief Financial Officer
P.O. Box 2200
Enfield, CT 06083-2200

John F. Sharry              Managing Director,                  None
100 Bright Meadow Blvd.     Mutual Fund Distribution
P.O. Box 1900
Enfield, CT 06083-1900

G. Jeffrey Bohne            Vice President,                     Secretary
100 Bright Meadow Blvd.     Mutual Fund
P.O. Box 2200               Customer Service
Enfield, CT 06083-2200

Eugene A. Charon            Vice President and                  None
100 Bright Meadow Blvd.      Controller
P.O. Box 2200
Enfield, CT 06083-2200

Nancy G. Curtiss            Vice President and Treasurer,       Treasurer
56 Prospect Street          Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Elizabeth R. Sadowinski     Vice President,                     None
100 Bright Meadow Blvd.      Administration
P.O. Box 2200
Enfield, CT 06083-2200

Thomas N. Steenburg         Vice President,                   Assistant Secretary
56 Prospect Street          Counsel and Secretary
P.O. Box 150480
Hartford, CT 06115-0480

                                      C-3

  Name and Principal         Positions and Offices        Positions and Offices
   Business Address            with Distributor              with Registrant
-------------------------   --------------------------   -------------------------

William E. Keen, III        Assistant Vice President,         Vice President
100 Bright Meadow Blvd.     Mutual Fund Regulation
P.O. Box 1900
Enfield, CT 06083-1900

     (c) Not applicable.

Item 30. Location of Accounts and Records
     All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 56 Prospect Street, Hartford, CT 06115, or its investment advisers, Duff & Phelps Investment Management Co., Inc., 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603 and Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut 06115, or the custodian, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.

Item 31. Management Services
     Not applicable.

Item 32. Undertakings
 (a) Not applicable.

 (b) Registrant hereby undertakes to file a post-effective amendment using financial statements, which need to be certified, within four to six-months after the effective date of this post-effective amendment to the Registration Statement.

 (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.


 (d) Registrant undertakes to file a post-effective amendment to the Registration Statement in response to any rulings by the Commission or interpretive changes by the staff regarding the inclusion of prior investment performance of an adviser or portfolio manager in the Registration Statement of an open-end management investment company.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, and State of Connecticut on the 25th day of September, 1997.



                                         PHOENIX EQUITY SERIES FUND


ATTEST: /s/ Thomas N. Steenburg          By: /s/ Philip R. McLoughlin
      -------------------------------       -----------------------------------
        Thomas N. Steenburg                  Philip R. McLoughlin
        Assistant Secretary                  President



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity indicated, on this 25th day of September, 1997.




               Signature                      Title
-------------------------------------------   -------------------------------


                                              Trustee
----------------------------
  C. Duane Blinn*


                                              Trustee
----------------------------
  Robert Chesek*


                                              Trustee
----------------------------
  E. Virgil Conway*

                                              Treasurer (Principal Financial
----------------------------                  and Accounting Officer)
  Nancy G. Curtiss*

                                              Trustee
----------------------------
  Harry Dalzell-Payne*


                                              Trustee
----------------------------
  Francis E. Jeffries*


                                              Trustee
----------------------------
  Leroy Keith, Jr.*


 /s/ Philip R. McLoughlin                     President and Trustee
----------------------------                  (Principal Executive Officer)
  Philip R. McLoughlin

                                              Trustee
----------------------------
  Everett L. Morris*

                                              Trustee
----------------------------
  James M. Oates*


                                              Trustee
----------------------------
  Calvin J. Pedersen*


                                              Trustee
----------------------------
  Philip R. Reynolds*

                                              Trustee
----------------------------
  Herbert Roth, Jr.*


                                       S-1



               Signature                      Title
-------------------------------------------   -------------------------------


                                              Trustee
----------------------------
  Richard E. Segerson*


                                              Trustee
----------------------------
  Lowell P. Weicker, Jr.*


By /s/ Philip R. McLoughlin
   ------------------------


 *Philip R. McLoughlin pursuant to powers of attorney filed previously.


                                       S-2